Note to the cash flow statement	12 Months Ended
Dec. 31, 2024
Consolidated Statement of Cash Flows
Note to the cash flow statement

30. Note to the cash flow statement

	December 31,
	2024	2023	2022

	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation and impairment on intangible assets and property, plant and equipment	€45,499	€43,642	€65,566
Share-based compensation expenses	19,886	56,718	88,506
Increase/decrease (-) in retirement benefit obligations and provisions	(524)	11	136
Unrealized exchange losses/gains (-) and non-cash other financial result	(23,858)	19,908	(41,970)
Discounting effect of non-current deferred income	(227)	(645)	7,672
Discounting effect of other non-current liabilities	(395)	(318)	2,271
Discounting effect of contingent consideration receivable	(4,002)	—	—
Fair value re-measurement of warrants	(4)	(18)	(186)
Net change in fair value of current financial investments	(49,984)	(22,690)	(6,929)
Fair value adjustment financial assets held at fair value through profit or loss	—	390	—
Fair value adjustment contingent consideration receivable	(931)	—	—
Impairment loss on trade receivables	9,643	—	—
Other non-cash expenses	(12)	2,292	2,229
Total adjustment for non-cash transactions	€(4,909)	€99,291	€117,296

Adjustment for items to disclose separately under operating cash flow
Interest expense	€912	€1,867	€6,967
Interest income	(89,378)	(79,319)	(14,344)
Income taxes	(1,705)	11,689	2,844
Correction for cash used for other liabilities related to the disposal of subsidiaries	527	—	—
Total adjustment for items to disclose separately under operating cash flow	€(89,644)	€(65,763)	€(4,533)

Adjustment for items to disclose under investing and financing cash flows
Gain on disposal of subsidiaries	€(52,488)	€—	€—
Gain (-)/loss on sale of fixed assets	8	(1,091)	(23)
Realized exchange gain on sale of current financial investments	—	—	—
Investment income related to financial investments	(23,759)	(15,597)	(3,766)
Total adjustment for items to disclose separately under investing and financing cash flow	€(76,239)	€(16,688)	€(3,789)

Change in working capital other than deferred income
Increase (-)/ decrease in inventories	€23,039	€(24,076)	€(34,588)
Increase (-)/ decrease in receivables	(31,055)	(39,114)	68,984
Increase/decrease (-) in liabilities	(53,429)	31,817	(2,083)
Total change in working capital other than deferred income	€(61,445)	€(31,373)	€32,313